35 Segment information (Details Narrative) - Corporate unit [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
PIS and COFINS tax credits	R$ 310,557	R$ 1,904,206	R$ 501,357
Net revenue			265,438
Other operating income (expenses), net			R$ 235,919